23 Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2020
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital
Note	23 | Share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2020 and 2019	38,092	504	38,596

As of December 31, 2020, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,210,385 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,952,604 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

Listing of the Company’s shares

The Company’s shares are listed on the Buenos Aires Stock Exchange, forming part of the Merval Index, as well as on the NYSE, where each ADS represents 20 common shares.